7. Trade receivables (Tables)	12 Months Ended
Dec. 31, 2020
Trade Receivables
Schedule of trade receivables

	2020	2019

Credit card companies (note 7.1)	76	42
Credit card companies - related parties (note 11.2)	15	24
Sales vouchers and trade receivables	488	446
Private label credit card	71	70
Receivables from related parties (note 11.2)	13	12
Receivables from suppliers	71	166
Allowance for doubtful accounts (note 7.2)	(43)	(32)
	691	728

Current	686	727
Non-current	5	1

Schedule of estimated losses on doubtful accounts

	2020	2019	2018

At the beginning of the year	(32)	(5)	(6)
Allowance booked for the year	(86)	(263)	(630)
Write-offs of receivables	78	282	771
Deconsolidation Sendas	4	(19)	-
Assets held for sale and discontinued operations	-	1	(140)
Business combination	-	(28)	-
Foreign currency translation adjustment	(7)	-	-
At the end of the year	(43)	(32)	(5)

Schedule of aging list of gross receivables	The aging list of gross trade receivables is as follows:
			Overdue receivables
	Total	Not yet due	<30 days	30-60 days	61-90 days	>90 days

12.31.2020	734	574	80	67	8	5
12.31.2019	760	609	79	21	5	46